CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 31,770	$ 39,126
Restricted cash	7,198	8,066
Trade receivables	415	735
Amounts due from affiliates	3,639	4,296
Advances to joint ventures	3,284	0
Inventory	0	463
Current portion of net investment in financing lease	4,969	4,551
Prepaid expenses and other receivables	3,883	2,534
Total current assets	55,158	59,771
Long-term assets
Restricted cash	12,095	12,627
Accumulated earnings of joint ventures	9,690	3,270
Advances to joint ventures	869	3,831
Vessels, net of accumulated depreciation	619,620	640,431
Other equipment	109	256
Intangibles and goodwill	14,056	17,108
Net investment in financing lease	269,288	274,353
Long-term deferred tax asset	102	217
Other long-term assets	823	936
Total long-term assets	926,652	953,029
Total assets	981,810	1,012,800
Current liabilities
Current portion of long-term debt	59,119	44,660
Trade payables	467	533
Amounts due to owners and affiliates	2,600	2,513
Value added and withholding tax liability	1,445	1,476
Derivative instruments	6,945	2,907
Accrued liabilities and other payables	7,232	11,164
Total current liabilities	77,808	63,253
Long-term liabilities
Long-term debt	355,470	412,301
Revolving credit facility due to owners and affiliates	18,465	8,792
Derivative instruments	19,530	12,028
Long-term tax liability	2,668	2,283
Long-term deferred tax liability	14,430	12,549
Other long-term liabilities	124	84
Total long-term liabilities	410,687	448,037
Total liabilities	488,495	511,290
EQUITY
Accumulated other comprehensive income (loss)	(29,572)	(17,943)
Total partners' capital	493,315	501,510
Total equity	493,315	501,510
Total liabilities and equity	981,810	1,012,800
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	167,760	164,482
Total equity	167,760	164,482
Common units public [Member]
EQUITY
Total partners' capital	308,850	315,176
Total equity	308,850	315,176
Common units Hegh LNG [Member]
EQUITY
Total partners' capital	46,277	39,795
Total equity	46,277	39,795
Subordinated unit Hegh LNG [Member]
EQUITY
Total equity	$ 0	$ 0